RELATED PARTY TRANSACTIONS (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loan and receivables to customer
Provision for loan losses	$ 315,417	$ 245,990	$ 42,929
Operating Companies [Member]
Loan and receivables to customer
Loans and receivables to customers - gross	113,202	117,362
Provision for loan losses	(1,323)	(2,398)
Loans and receivables to customers, net	111,879	114,964
Operating Companies [Member] | Commercial Loans [Member]
Loan and receivables to customer
Loans and receivables to customers - gross	113,202	117,362
Operating Companies [Member] | Mortgage Loans [Member]
Loan and receivables to customer
Loans and receivables to customers - gross
Operating Companies [Member] | Consumer Loans [Member]
Loan and receivables to customer
Loans and receivables to customers - gross
Investment Companies [Member]
Loan and receivables to customer
Loans and receivables to customers - gross	28,084	93,170
Provision for loan losses	(5,688)	(396)
Loans and receivables to customers, net	27,986	92,774
Investment Companies [Member] | Commercial Loans [Member]
Loan and receivables to customer
Loans and receivables to customers - gross	79,715	93,170
Investment Companies [Member] | Mortgage Loans [Member]
Loan and receivables to customer
Loans and receivables to customers - gross
Investment Companies [Member] | Consumer Loans [Member]
Loan and receivables to customer
Loans and receivables to customers - gross
Individuals [Member]
Loan and receivables to customer
Loans and receivables to customers - gross	79,715	26,131
Provision for loan losses	(98)	(197)
Loans and receivables to customers, net	74,027	25,934
Individuals [Member] | Commercial Loans [Member]
Loan and receivables to customer
Loans and receivables to customers - gross	3,730	3,070
Individuals [Member] | Mortgage Loans [Member]
Loan and receivables to customer
Loans and receivables to customers - gross	19,273	19,568
Individuals [Member] | Consumer Loans [Member]
Loan and receivables to customer
Loans and receivables to customers - gross	$ 5,081	$ 3,493